Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Schedule of contractual obligations and commitments

Contractual obligations and commitments	2025 £m	2024 £m
Contracted for but not provided in the financial statements:
Intangible assets	17,048	19,183
Property, plant and equipment	764	754
Investments	175	203
	17,987	20,140